Overview	12 Months Ended
Mar. 31, 2026
Disclosure Of Significant Accounting Policies [Abstract]
Overview

1. Overview

1.1 Company overview

Infosys Limited ('the Company' or 'Infosys') provides AI-first business consulting and technology services, to enable organizations to unlock AI value at scale. With over four decades of experience in managing the systems and workings of global enterprises, Infosys accelerates business transformation through its AI-first value framework, deep domain expertise, and unique ability to orchestrate innovations from its AI-native partner ecosystem. Infosys’ strategy is to be the navigator for its clients as they ideate, plan and execute on their journey to an AI-first future.

Infosys together with its subsidiaries and controlled trusts is herein after referred to as the “Group”.

The Company is a public limited company incorporated and domiciled in India and has its registered office at Bengaluru, Karnataka, India. The Company has its primary listings on the BSE Limited and National Stock Exchange of India Limited in India. The Company’s American Depositary Shares (“ADS”) representing equity shares are listed on the New York Stock Exchange (“NYSE”).

The Group's consolidated financial statements are authorized for issue by the Company’s Board of Directors on June 15, 2026.

1.2 Basis of preparation of financial statements

These consolidated financial statements are prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), under the historical cost convention on accrual basis except for certain financial instruments which are measured at fair value and defined benefit liability/(asset) which is recognized at the present value of defined benefit obligation less fair value of plan assets. Accounting policies are consistently applied except where a newly issued accounting standard is initially adopted or a revision to an existing accounting standard requires a change in the accounting policy hitherto in use.

The material accounting policy information used in preparation of the consolidated financial statements have been discussed in the respective notes.

1.3 Basis of consolidation

Infosys consolidates entities which it owns or controls. The consolidated financial statements comprise the financial statements of the Company, its controlled trusts and its subsidiaries. Control exists when the parent has power over the entity, is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity's returns. Subsidiaries are consolidated from the date control commences until the date control ceases.

The financial statements of the Group companies are consolidated on a line-by-line basis and intra-group balances and transactions including unrealized gain / loss from such transactions are eliminated upon consolidation. These financial statements are prepared by applying uniform accounting policies in use at the Group. Non-controlling interests which represent part of the net profit or loss and net assets of subsidiaries that are not, directly or indirectly, owned or controlled by the company, are excluded.

Refer to Note 2.20 for the list of subsidiaries and controlled trusts of the Company.

1.4 Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the application of accounting policies and the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the period. Application of accounting policies that require critical accounting estimates involving complex and subjective judgments and the use of assumptions in these consolidated financial statements have been disclosed in Note 1.5. Critical Accounting estimates and judgments could change from period to period. Actual results could differ from those estimates. Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. Changes in estimates and judgments are reflected in the consolidated financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

1.5 Critical accounting estimates and judgements

a. Revenue recognition

The Group’s contracts with customers include promises to transfer multiple products and services to a customer. Revenues from customer contracts are considered for recognition and measurement when the contract has been approved, in writing, by the parties to the contract, the parties to the contract are committed to perform their respective obligations under the contract, and the contract is legally enforceable. The Group assesses the services promised in a contract and identifies distinct performance obligations in the contract. Identification of distinct performance obligations to determine the deliverables and the ability of the customer to benefit independently from such deliverables, and allocation of transaction price to these distinct performance obligations involves significant judgement.

Fixed price maintenance revenue is recognized ratably on a straight-line basis when services are performed through an indefinite number of repetitive acts over a specified period. Revenue from a fixed price maintenance contract is recognized ratably using a percentage of completion method when the pattern of benefits from the services rendered to the customer and Group’s costs to fulfil the contract is not even through the period of the contract because the services are generally discrete in nature and not repetitive. The use of methods to recognize the maintenance revenues requires judgment and is based on the promises in the contract and nature of the deliverables.

The Group uses the percentage-of-completion method in accounting for other fixed-price contracts. Use of the percentage-of-completion method requires the Group to determine the actual efforts or costs expended to date as a proportion of the estimated total efforts or costs to be incurred. Efforts or costs expended have been used to measure progress towards completion as there is a direct relationship between input and productivity. The estimation of total efforts or costs involves significant judgement and is assessed throughout the period of the contract to reflect any changes based on the latest available information.

Contracts with customers includes subcontractor services or third-party vendor equipment or software in certain integrated services arrangements. In these types of arrangements, revenue from sales of third-party vendor products or services is recorded net of costs when the Group is acting as an agent between the customer and the vendor, and gross when the Group is the principal for the transaction. In doing so, the Group first evaluates whether it obtains control of the specified goods or services before they are transferred to the customer. The Group considers whether it is primarily responsible for fulfilling the promise to provide the specified goods or services, inventory risk, pricing discretion and other factors to determine whether it controls the specified goods or services and therefore, is acting as a principal or an agent.

Provisions for estimated losses, if any, on incomplete contracts are recorded in the period in which such losses become probable based on the estimated efforts or costs to complete the contract.

b. Income taxes

The Group's two major tax jurisdictions are India and the United States, though the company also files tax returns in other overseas jurisdictions.

Significant judgments are involved in determining the provision for income taxes, including amount expected to be paid/recovered for uncertain tax positions.

In assessing the realizability of deferred income tax assets, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes that the Group will realize the benefits of those deductible differences. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced (Refer to Note 2.18).

c. Business combinations and intangible assets

Business combinations are accounted for using IFRS 3 (Revised), Business Combinations. IFRS 3 requires us to fair value identifiable intangible assets and contingent consideration to ascertain the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. These valuations are conducted by external valuation experts. Estimates are required to be made in determining the value of contingent consideration, value of option arrangements and intangible assets. These measurements are based on information available at the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management (Refer to Note 2.9 and 2.10).

d. Property, plant and equipment

Property, plant and equipment represent a significant proportion of the asset base of the Group. The charge in respect of periodic depreciation is derived after determining an estimate of an asset’s expected useful life and the expected residual value at the end of its life. The useful lives and residual values of the Group's assets are determined by management at the time the asset is acquired and reviewed periodically, including at each financial year end. The lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology (Refer to Note 2.7).

e. Impairment of Goodwill

Goodwill is tested for impairment on an annual basis and whenever there is an indication that the recoverable amount of a cash generating unit (“CGU”) is less than its carrying amount. For the impairment test, goodwill is allocated to the CGU or groups of CGUs which benefit from the synergies of the acquisition and which represent the lowest level at which goodwill is monitored for internal management purposes.

The recoverable amount of CGUs is determined based on higher of value-in-use and fair value less cost to sell. Key assumptions in the cash flow projections are prepared based on current economic conditions and comprises estimated long term growth rates, weighted average cost of capital and estimated operating margins (Refer to Note 2.9).

1.6 Recent accounting pronouncements

New and revised IFRS Standards in issue but not yet effective:

IFRS 18 Presentation and Disclosures in Financial Statements		Presentation and Disclosures in Financial Statements
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures	:	Amendments to the Classification and Measurement of Financial Instruments
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures	:	Contracts Referencing Nature-dependent Electricity

IFRS 18 – Presentation and Disclosures in Financial Statements

On April 9, 2024, IASB has issued IFRS 18– Presentation and Disclosures in Financial Statements that will replace IAS 1 Presentation of Financial Statements from its effective date. IFRS 18 introduces new requirements for information presented in the primary financial statements and disclosed in the notes. The new requirements are focused on the statement of profit or loss. IFRS 18 introduces three categories for income and expenses, that is, operating, investing and financing to improve the structure of the income statement. The standard also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, although early adoption is permitted. The Group is in the process of evaluating the impact of adopting IFRS 18 and other amendments on the consolidated financial statements.

Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures

On May 30, 2024, IASB has issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, which clarifies the classification of financial assets with environmental, social and governance (ESG) and similar features, derecognition of financial liability settled through electronic payment systems and also introduces additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. Further, the amendments enhance the description of the term ‘non-recourse’, in particular to specify that a financial asset has non-recourse features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specified assets.

The effective date for adoption of this amendment is annual reporting periods beginning on or after January 1, 2026, although early adoption is permitted. The Group has evaluated the amendment and concluded there is no impact on its consolidated financial statements.

On December 18, 2024, IASB has issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, relating to factors an entity is required to consider in assessing the own-use requirements for contracts to buy and take delivery of nature-dependent renewable electricity; hedge accounting treatment for nature-dependent renewable electricity and related disclosures.

The effective date for adoption of these amendments is annual reporting periods beginning on or after January 1, 2026, although early adoption is permitted. The Group has evaluated the amendment and there is no impact on its consolidated financial statements.